RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Trade payables and accrued expenses	$ 83	$ 104
Amounts charged to research and development expenses	$ 294	$ 241	$ 314